Loan Receivables (Details) - Schedule of Aging of Loan, Advances and Financing Past Due of Average Credit Period	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MYR (RM)
Schedule of Aging of Loan, Advances and Financing Past Due of Average Credit Period [Line Items]
Aging of loan, advances and financing	RM 1,595,056	$ 347,560
30 days [Member]
Schedule of Aging of Loan, Advances and Financing Past Due of Average Credit Period [Line Items]
Aging of loan, advances and financing	1,482,120	322,951
31 days to 60 days [Member]
Schedule of Aging of Loan, Advances and Financing Past Due of Average Credit Period [Line Items]
Aging of loan, advances and financing	103,416	22,534
61 days to 210 days [Member]
Schedule of Aging of Loan, Advances and Financing Past Due of Average Credit Period [Line Items]
Aging of loan, advances and financing	9,520	2,075
211 days to 240 days [Member]
Schedule of Aging of Loan, Advances and Financing Past Due of Average Credit Period [Line Items]
Aging of loan, advances and financing
241 days to 1 year [Member]
Schedule of Aging of Loan, Advances and Financing Past Due of Average Credit Period [Line Items]
Aging of loan, advances and financing